787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 30, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Income Trust, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Income Trust, Inc. (the “Acquiring Fund”), we hereby transmit for filing with the Securities and Exchange Commission the Acquiring Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of BlackRock Enhanced Government Fund, Inc. (the “Target Fund”) into the Acquiring Fund (the “Reorganization”). The Registration Statement relates to the Acquiring Fund’s proposed offering of shares and the solicitation of proxies from the Target Fund’s shareholders, each in connection with the Reorganization.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Benjamin Niehaus, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Joseph A. Goldman, Esq., Willkie Farr & Gallagher LLP

Robert Harrington, Esq., Willkie Farr & Gallagher LLP

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